Income taxes - Reconciliation between theoretical tax and effective tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Net loss	€ (25,517)	€ (18,946)	€ (13,987)
Group income taxes (expense) benefit		80	72
Loss before taxes	€ (25,517)	€ (19,026)	€ (14,059)
Current tax rate in France	28.00%	28.00%	28.00%
Theoretical income tax (expense) benefit	€ 7,145	€ 5,327	€ 3,937
Items not subject to tax deduction	788	502	845
Share based payments	(220)	(18)	(80)
Non recognition of deferred tax assets related to tax losses and temporary differences	(7,711)	(5,779)	(4,556)
Tax rate differences	€ (2)	€ 48	€ (74)
Effective tax rate	0.00%	(0.40%)	(0.50%)